CONTINUOUS FILING ABS-15G – Reporting Subsequent Asset Class

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Santander Bank, N.A.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2025 to December 31, 2025

Date of Report (Date of filing)       February 12, 2026

Commission File Number of securitizer: 025-07592

Central Index Key Number of securitizer:         0002058366

Santander Bank, N.A.

Stefanos Arethas, (212) 297-2928

 Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Santander Bank, N.A. (“SBNA”) is filing this Form ABS-15G in its capacity as sponsor of commercial mortgage-backed securities transactions involving depositors not affiliated with SBNA into which SBNA sold assets, which are covered by this report (the “Specified Transactions”).

In its capacity as sponsor, SBNA is a securitizer for purposes of Rule 15Ga-1 and this report will contain information with respect to the assets sold by SBNA into the Specified Transactions. The depositors of the Specified Transactions are not affiliated with SBNA and may file separate reports on Form ABS-15G in their capacity as securitizers in connection with the Specified Transactions. This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which SBNA may have acted as securitizer.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Santander Bank, N.A. has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER BANK, N.A. (Securitizer)
Date: February 12, 2026
	By:	/s/ Stefanos Arethas
		Name:	Stefanos Arethas
		Title:	Managing Director